UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
4/30/18 (Unaudited)

COMMON STOCKS (98.6%)(a)
			Shares	Value

Aerospace and defense (4.9%)

Boeing Co. (The)			286,900	$95,698,364

Northrop Grumman Corp.			187,604	60,415,992

Raytheon Co.			209,300	42,893,942

TransDigm Group, Inc.(S)			101,200	32,441,684

				231,449,982
Banks (1.2%)

Bank of America Corp.			1,940,119	58,048,360

				58,048,360
Beverages (1.4%)

Heineken NV (Netherlands)			630,982	66,352,070

				66,352,070
Biotechnology (2.4%)

Alexion Pharmaceuticals, Inc.(NON)			353,700	41,605,731

Vertex Pharmaceuticals, Inc.(NON)			472,600	72,383,416

				113,989,147
Building products (0.6%)

AO Smith Corp.			483,900	29,687,265

				29,687,265
Capital markets (3.1%)

BlackRock, Inc.			127,600	66,543,400

Intercontinental Exchange, Inc.			1,094,100	79,278,486

				145,821,886
Chemicals (3.6%)

FMC Corp.			187,186	14,924,340

Praxair, Inc.			458,400	69,915,168

Sherwin-Williams Co. (The)			230,247	84,652,612

				169,492,120
Commercial services and supplies (0.8%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $194) (Private) (Germany)(NON)(F)(RES)			146	132

New Middle East Other Assets GmbH (acquired 8/2/13, cost $78) (Private) (Germany)(NON)(F)(RES)			59	53

Waste Connections, Inc.			542,700	39,237,210

				39,237,395
Construction materials (0.5%)

Summit Materials, Inc. Class A(NON)			796,749	22,420,517

				22,420,517
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $1,923,622) (Private)(NON)(F)(RES)			674,955	1,447,204

				1,447,204
Electrical equipment (0.7%)

Rockwell Automation, Inc.			209,900	34,534,847

				34,534,847
Energy equipment and services (—%)

Select Energy Services, Inc. 144A Class A-1(NON)			25,285	380,539

				380,539
Equity real estate investment trusts (REITs) (2.4%)

American Tower Corp.			511,200	69,707,232

Equinix, Inc.			102,500	43,130,975

				112,838,207
Food and staples retail (0.8%)

Walmart, Inc.			412,700	36,507,442

				36,507,442
Food products (1.3%)

McCormick & Co., Inc. (non-voting shares)			589,600	62,149,736

				62,149,736
Health-care equipment and supplies (7.5%)

Becton Dickinson and Co.			590,938	137,020,794

Boston Scientific Corp.(NON)			1,832,410	52,626,815

Danaher Corp.			1,028,333	103,162,367

Intuitive Surgical, Inc.(NON)			132,900	58,579,662

				351,389,638
Health-care providers and services (2.4%)

UnitedHealth Group, Inc.			479,500	113,353,800

				113,353,800
Hotels, restaurants, and leisure (3.3%)

Hilton Worldwide Holdings, Inc.			520,519	41,037,718

Wynn Resorts, Ltd.			418,500	77,920,515

Yum China Holdings, Inc. (China)			851,300	36,401,588

				155,359,821
Household durables (—%)

HC Brillant Services GmbH (acquired 8/2/13, cost $194) (Private) (Germany)(NON)(F)(RES)			292	264

				264
Industrial conglomerates (0.8%)

Roper Technologies, Inc.			133,500	35,269,365

				35,269,365
Insurance (0.8%)

Prudential PLC (United Kingdom)			1,530,203	39,245,675

				39,245,675
Internet and direct marketing retail (10.0%)

Amazon.com, Inc.(NON)			211,750	331,628,026

Booking Holdings, Inc.(NON)			26,747	58,254,966

Global Fashion Group SA (acquired 8/2/13, cost $9,654,255) (Private) (Luxembourg)(NON)(F)(RES)			227,896	2,212,799

Netflix, Inc.(NON)			243,000	75,927,780

				468,023,571
Internet software and services (10.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			533,899	95,322,327

Alphabet, Inc. Class C(NON)			261,100	265,624,863

DocuSign, Inc.(NON)			201,793	7,795,264

Facebook, Inc. Class A(NON)			418,326	71,952,072

Okta, Inc.(NON)			590,460	25,277,593

				465,972,119
IT Services (7.3%)

PayPal Holdings, Inc.(NON)			1,545,000	115,272,450

Visa, Inc. Class A			1,790,700	227,204,016

				342,476,466
Life sciences tools and services (1.0%)

Mettler-Toledo International, Inc.(NON)			80,100	44,850,393

				44,850,393
Machinery (1.6%)

Fortive Corp.			852,100	59,911,151

KION Group AG (Germany)			168,188	14,033,542

				73,944,693
Media (3.8%)

Charter Communications, Inc. Class A(NON)			409,016	110,961,951

Liberty Media Corp.-Liberty Formula One Class C(NON)(S)			743,500	21,948,120

Live Nation Entertainment, Inc.(NON)(S)			1,182,196	46,661,276

				179,571,347
Oil, gas, and consumable fuels (0.1%)

EnVen Energy Corp. 144A Class A(NON)			415,000	4,150,000

				4,150,000
Pharmaceuticals (1.0%)

Bristol-Myers Squibb Co.			881,700	45,963,021

				45,963,021
Professional services (0.9%)

CoStar Group, Inc.(NON)			117,300	43,009,218

				43,009,218
Road and rail (2.0%)

Union Pacific Corp.			681,900	91,122,297

				91,122,297
Semiconductors and semiconductor equipment (1.6%)

NVIDIA Corp.			133,400	30,001,660

NXP Semiconductor NV(NON)			253,100	26,550,190

ON Semiconductor Corp.(NON)			917,100	20,249,568

				76,801,418
Software (13.2%)

Activision Blizzard, Inc.			801,600	53,186,160

Adobe Systems, Inc.(NON)			387,900	85,958,640

Microsoft Corp.			3,338,700	312,235,224

salesforce.com, Inc.(NON)			727,429	88,011,635

ServiceNow, Inc.(NON)			463,700	77,039,118

				616,430,777
Specialty retail (2.6%)

Home Depot, Inc. (The)			645,311	119,253,473

				119,253,473
Technology hardware, storage, and peripherals (4.4%)

Apple, Inc.			1,258,077	207,909,805

				207,909,805
Textiles, apparel, and luxury goods (0.6%)

adidas AG (Germany)			102,934	25,309,734

				25,309,734

Total common stocks (cost $3,392,346,337)				$4,623,763,612

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $5,253) (Private)(NON)(F)(RES)			1,843	$3,952

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $100,457) (Private)(NON)(F)(RES)			31,891	75,577

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $235,942) (Private)(NON)(F)(RES)			46,354	177,507

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $342,236) (Private)(NON)(F)(RES)			67,237	257,476

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $191,914) (Private)(NON)(F)(RES)			34,957	144,383

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $579,325) (Private)(NON)(F)(RES)			75,433	435,846

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,624,930) (Private)(NON)(F)(RES)			570,151	1,222,489

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $2,054,710) (Private)(NON)(F)(RES)			720,951	1,545,826

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $6,422,373) (Private)(NON)(F)(RES)			2,255,601	4,831,497

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $19,183,494) (Private)(NON)(F)(RES)			567,268	18,689,098

Total convertible preferred stocks (cost $30,740,634)				$27,383,651

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (—%)(a)
			Principal amount	Value

Federal National Mortgage Association Pass-Through Certificates 4.00%, 8/1/47(i)			$316,449	$322,968

Total U.S. government agency mortgage obligations (cost $322,968)				$322,968

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.375%, 12/31/20(i)			$326,000	$326,717

Total U.S. treasury obligations (cost $326,717)				$326,717

WARRANTS (—%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

EnVen Energy Corp. 144A Class A	11/6/20	$15.00	415,000	$42

EnVen Energy Corp. 144A Class A	11/6/20	12.50	415,000	42

Neuralstem, Inc. Ser. K, (acquired 1/3/14 and 4/20/17, cost $—)(RES)	1/9/22	42.00	6,349	—

Total warrants (cost $84)				$84

SHORT-TERM INVESTMENTS (4.1%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.95%(AFF)		Shares	163,541,150	$163,541,150

Putnam Short Term Investment Fund 1.88%(AFF)		Shares	23,847,586	23,847,586

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63%(P)		Shares	1,138,000	1,138,000

U.S. Treasury Bills 1.640%, 7/5/18(SEG)			$1,303,000	1,298,885

U.S. Treasury Bills 1.523%, 6/21/18			1,048,000	1,045,495

U.S. Treasury Bills 1.493%, 6/7/18			531,000	530,106

U.S. Treasury Bills 1.446%, 5/10/18			330,000	329,873

U.S. Treasury Bills 1.433%, 5/17/18			508,000	507,640

U.S. Treasury Bills 1.263%, 5/24/18			601,000	600,387

U.S. Treasury Bills 0.839%, 5/3/18			144,000	143,988

Total short-term investments (cost $192,983,947)				$192,983,110

TOTAL INVESTMENTS

Total investments (cost $3,616,720,687)				$4,844,780,142

FORWARD CURRENCY CONTRACTS at 4/30/18 (aggregate face value $156,494,485) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	6/20/18	$28,483,883	$28,847,378	$363,495
JPMorgan Chase Bank N.A.
	Euro	Sell	6/20/18	72,913,676	74,272,743	1,359,067
State Street Bank and Trust Co.
	Euro	Sell	6/20/18	27,331,615	27,732,929	401,314
UBS AG
	Euro	Sell	6/20/18	25,264,182	25,641,435	377,253

Unrealized appreciation						2,501,129

Unrealized (depreciation)						—

Total						$2,501,129
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Long)	90	$11,916,225	$11,911,500	Jun-18	$(11,494)

Unrealized appreciation					—

Unrealized (depreciation)					(11,494)

Total					$(11,494)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,688,339,980.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $31,044,103, or 0.7% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$85,020,675	$726,366,712	$647,846,237	$974,575	$163,541,150
	Putnam Short Term Investment Fund**	23,363,127	955,664,617	955,180,158	679,734	23,847,586

	Total Short-term investments	$108,383,802	$1,682,031,329	$1,603,026,395	$1,654,309	$187,388,736
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $163,541,150, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $160,738,322.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $157,510.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $309,315 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$919,995,413	$25,309,734	$2,213,063
Consumer staples	98,657,178	66,352,070	—
Energy	—	4,530,539	—
Financials	203,870,246	39,245,675	1,447,204
Health care	669,545,999	—	—
Industrials	564,221,335	14,033,542	185
Information technology	1,709,590,585	—	—
Materials	191,912,637	—	—
Real estate	112,838,207	—	—
Total common stocks	4,470,631,600	149,471,560	3,660,452
Convertible preferred stocks	—	—	27,383,651
U.S. government agency mortgage obligations	—	322,968	—
U.S. treasury obligations	—	326,717	—
Warrants	—	84	—
Short-term investments	24,985,586	167,997,524	—

Totals by level	$4,495,617,186	$318,118,853	$31,044,103

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$2,501,129	$—
Futures contracts	(11,494)	—	—

Totals by level	$(11,494)	$2,501,129	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of 7/31/17	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of 4/30/18

Common stocks*:
Consumer discretionary	$2,442,837	$—	$—	$(229,774)	$—	$—	$—	$—	$2,213,063
Financials	1,629,551	—	—	(182,347)	—	—	—	—	1,447,204
Industrials	182	—	—	3	—	—	—	—	185
Information technology	8,862,497	—	—	(1,152,794)	—	(7,709,703)	—	—	—
Total common stocks	$12,935,067	$—	$—	$(1,564,912)	$—	$(7,709,703)	$—	$—	$3,660,452
Convertible preferred stocks	$34,690,421	—	—	(7,306,770)	—	—	—	—	$27,383,651

Totals	$47,625,488	$—	$—	$(8,871,682)	$—	$(7,709,703)	$—	$—	$31,044,103

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(7,718,888) related to Level 3 securities still held at period end.
Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,501,129	$—
Equity contracts	84	11,494

Total	$2,501,213	$11,494

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		400
Forward currency contracts (contract amount)		$140,000,000
Warrants (number of warrants)		836,349

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 29, 2018